Fair Value Measurements - Assets and Liabilities Measured on a Recurring and Nonrecurring Basis (Details) - Recurring Basis [Member] - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	$ 1,205.3	$ 1,332.1
Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets	2.1	2.2
Other assets	2.1	2.2
Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Assets	3.4	4.3
Other assets	3.4	4.3
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	1,205.3	1,332.1
Fair Value, Inputs, Level 1 [Member] | Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	2.1	2.2
Fair Value, Inputs, Level 1 [Member] | Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	3.4	4.3
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0.0	0.0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets - cash equivalents	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Egypt, Pounds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Angola, Kwanza
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 0.0	$ 0.0